Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income attributable to Arcos Dorados Holdings Inc.	$ 36,847	$ 129,166	$ 78,810
Non-cash charges and credits:
Depreciation and amortization	105,800	99,382	92,969
Loss from derivative instruments	565	7,065	3,065
Amortization and accrual of letter of credit fees and deferred financing costs	3,189	3,433	3,974
Gain of property and equipment sales	(2,030)	(93,122)	(55,163)
Deferred income taxes	648	1,731	5,499
Foreign currency exchange results	(15,388)	20,366	(33,348)
Accrued net share-based compensation expense	2,638	4,216	3,558
Impairment of long-lived assets and goodwill	19,117	17,764	12,742
Write-offs of property and equipment	4,167	8,528	5,776
Gain on Sales of restaurants businesses	(6,154)	(14,742)	(16,549)
Others, net	8,896	6,305	6,637
Changes in assets and liabilities:
Accounts payable	16,563	102,660	35,815
Accounts and notes receivable and other receivables	(35,770)	(50,211)	(32,604)
Inventories, prepaid and other assets	(12,074)	(53,466)	26,763
Income taxes payable	12,529	18,946	9,480
Other taxes payable	8,675	12,672	8,180
Interest payable	(35)	2,942	(9,533)
Accrued payroll and other liabilities and provision for contingencies	27,134	35,075	15,412
Others	4,414	(3,540)	2,706
Net cash provided by operating activities	179,731	255,170	164,189
Investing activities
Property and equipment expenditures	(197,041)	(174,766)	(92,282)
Purchases of restaurant businesses paid at acquisition date	0	(870)	0
Proceeds from sale of property and equipment and related advances	2,891	61,983	88,380
Proceeds from sales of restaurant businesses and related advances	10,158	10,407	25,090
Recovery (acquisitions) of short-term investments	19,588	(19,588)	0
Other investing activity	620	(1,646)	1,830
Net cash (used in) provided by investing activities	(163,784)	(124,480)	23,018
Financing activities
Issuance of 2027 Notes	0	265,000	0
(Repayment of) / proceeds from secured loan agreement	0	(169,511)	167,262
Purchase of 2023 Notes	0	(48,885)	(80,800)
Net payment of derivative instruments	0	(40,822)	(6,268)
Dividend payments to Arcos Dorados Holdings Inc.’ shareholders	(20,937)	0	0
Purchase and repayment of 2016 Notes	0	0	(181,156)
Treasury stock purchases	(46,035)	0	0
Other financing activities	(6,470)	(9,135)	(12,033)
Net cash used in financing activities	(73,442)	(3,353)	(112,995)
Effect of exchange rate changes on cash and cash equivalents	(53,714)	(13,649)	8,072
(Decrease) increase in cash and cash equivalents	(111,209)	113,688	82,284
Cash and cash equivalents at the beginning of the year	308,491	194,803	112,519
Cash and cash equivalents at the end of the year	197,282	308,491	194,803
Supplemental cash flow information:
Interest	55,400	53,206	76,605
Income tax	32,188	24,112	39,135
Non-cash investing and financing activities:
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	469	36	0
Exchange of assets	$ 0	$ 6,721	$ 2,150